Related Party Transactions (Details) - Schedule of Related Parties	6 Months Ended
Sep. 30, 2024
Dr. Chi Sing Chiu [Member]
Related Party Transaction [Line Items]
Related party relationship	The controlling shareholder and chairman of the board of director of the Company
Ms. Woon Bing Yeung [Member]
Related Party Transaction [Line Items]
Related party relationship	A shareholder of the Company and spouse of Dr. Chi Sing Chiu